Securities (Schedule of Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 24,760	$ 11,233
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(88)	(117)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	251	232
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(98)	(112)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	25,011	11,465
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(186)	(229)
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	11,471	6,489
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(32)	(11)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	11,471	6,489
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(32)	(11)
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,040	4,321
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(43)	(26)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	13,040	4,321
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(43)	(26)
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	24,511	10,810
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(75)	(37)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	24,511	10,810
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(75)	(37)
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	249	423
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(13)	(80)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	251	232
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(98)	(112)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	500	655
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	$ (111)	$ (192)